Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 27, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs (note 23)		$ 0	$ 0	$ 30,831
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		47,700
Accounts receivable		(38,811)	(25,090)	(1,925)
Prepaid expenses and other		(103,712)	(30,808)	3,118
Accounts payable		104,579	8,929	(14,499)
Accrued liabilities and other		33,121	32,215	118,137
Total		(4,823)	(14,754)	$ 104,831
Toledo Spirit [Member] | Obligations [Member]
Extinguishment of Debt, Amount		$ 23,600
Teide Spirit [Member] | Obligations [Member]
Extinguishment of Debt, Amount			$ 23,100
Tanker Investments Ltd. | Teekay Tankers
Cash of Tanker Investments Ltd. upon acquisition, net of transaction costs (note 23)	$ 37,600